Loan Agreements (Details) (USD $)	Sep. 30, 2012	Aug. 31, 2012	Dec. 31, 2011
Convertible debt
Convertible debt	$ 13,400,000		$ 8,400,000
Debt discount	(3,804,947)	(1,160,000)	(3,470,932)
Total convertible debt, net	9,595,053		4,929,068
Annual debt maturities
2012	873,142		1,150,966
2013	32,819,197		20,129,670
2014			8,400,000
Thereafter
Total	$ 33,692,339		$ 29,680,636